Salaries and Labor Charges	6 Months Ended
Jun. 30, 2024
Salaries and Labor Charges [Abstract]
Salaries and labor charges

Note 10. Salaries and labor charges

The composition of salaries and labor charges are as follows:

	June 30, 2024	December 31, 2023
Wages payable	5,437	5,672
Accrued labor benefits	8,899	7,186
Labor taxes	3,669	3,816
Total salaries and labor charges	18,005	16,674